INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION (Details) - CAD ($) $ in Millions	Dec. 19, 2019	Oct. 11, 2019	Nov. 30, 2018	Feb. 27, 2018	Nov. 06, 2017	May 03, 2017
Series D Preferred shares
Related Parties
Number of preferred shares redeemed	2,950,000
Parent
Related Parties
Subordinated loan granted during the period		$ 2,950.0		$ 2,390.0		$ 3,600.0
Interest rate on subordinated loan (in percentage)		10.00%		9.50%		10.50%
Repayment term intervals of subordinated loan (in months)		6 months		6 months		6 months
Investment in redeemable preferred shares		$ 2,950.0		$ 2,390.0
9101-0835 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed					3,600,000
9346-9963 Quebec Inc | Series D Preferred shares
Related Parties
Payments for redemption of preferred stock in cash	$ 2,950.0
Settlement of cumulative unpaid dividends in cash	56.3
Repayment of subordinated loan	$ 2,950.0
Redeemable preferred shares acquired (in shares)		2,950,000
Preferred stock annual dividend rate (in percentage)		10.10%
9346-9963 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed			795,000
Payments for redemption of preferred stock in cash			$ 795.0		$ 3,600.0
Settlement of cumulative unpaid dividends in cash			34.1		145.3
Repayment of subordinated loan			$ 795.0		$ 3,600.0
Investment in redeemable preferred shares						$ 3,600.0
Redeemable preferred shares acquired (in shares)				2,390,000		3,600,000
Preferred stock annual dividend rate (in percentage)				9.60%		10.60%